Retirement Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Retirement Plan [Abstract]
Retirement Plan
12.	Retirement Plan

During the year ending December 31, 2022, the Company implemented a qualified 401(K) retirement plan. The Company offers eligible domestic full-time employees participation in certain 401K plans. The plans provide for a discretionary annual company contribution. In addition, employees may contribute a portion of their salary to the plans, which for certain of the 401K plans, is partially matched by the Company. The plans may be amended or terminated at any time. The Company contributed and expensed $34,259 and $41,389 during the three months ending June 30, 2025 and 2024, respectively. The Company contributed and expensed $61,762 and $81,653 during the six months ending June 30, 2025 and 2024, respectively.

12.	Retirement Plan

During the year ending December 31, 2022, the Company implemented a qualified 401(K) retirement plan. The Company offers eligible domestic full-time employees participation in certain 401K plans. The plans provide for a discretionary annual company contribution. In addition, employees may contribute a portion of their salary to the plans, which certain of the 401K plans, is partially matched by the Company. The plans may be amended or terminated at any time. The Company contributed and expensed approximately $148,207 and $124,166 during the years ended December 31, 2024 and 2023, respectively.